Cover	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2023
Entity File Number	001-14332
Entity Registrant Name	NOVELSTEM INTERNATIONAL CORP.
Entity Central Index Key	0000912544
Entity Tax Identification Number	63-0385686
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2255 Glades Road
Entity Address, Address Line Two	Ste. 221A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(410)
Local Phone Number	654-3315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false